Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets and Goodwill

10. INTANGIBLE ASSETS AND GOODWILL

a) Intangible assets

Details of and movement in items comprising intangible assets are as follows:

(In thousand Euros)	Software	Trademarks, industrial property and customer relationships	Development costs	Other	Total
Balance at January 1, 2023	6,377	4,042	49,537	844	60,800
Additions	3,413	68	28,478	1,327	33,285
Business Combination (Note 6)	—	16,144	100	—	16,244
Transfers	—	—	2,171	(2,171)	—
Amortization for the year	(1,538)	(807)	(13,848)	—	(16,194)
Translation differences	(1)	(57)	(29)	—	(87)
Balance at December 31, 2023	8,251	19,390	66,408	—	94,049
Additions	2,689	—	23,797	—	26,486
Disposals	(2)	—	(353)	—	(355)
Impairment of assets	(2,761)	(14,259)	(6,670)	—	(23,690)
Transfers	1,479	(72)	(1,407)	—	—
Amortization for the year	(2,807)	(2,301)	(15,467)	—	(20,575)
Translation differences	79	107	—	—	186
Balance at December 31, 2024	6,928	2,865	66,308	—	76,101
Cost
At December 31, 2022	8,777	4,578	64,577	844	78,776
At December 31, 2023	12,189	20,733	95,297	—	128,218
At December 31, 2024	16,434	20,768	117,334	—	154,535
Accumulated amortization
At December 31, 2022	(2,400)	(536)	(15,040)	—	(17,976)
At December 31, 2023	(3,938)	(1,343)	(28,888)	—	(34,170)
At December 31, 2024	(6,745)	(3,644)	(44,355)	—	(54,745)
Impairment of assets
At December 31, 2022	—	—	—	—	—
At December 31, 2023	—	—	—	—	—
At December 31, 2024	(2,761)	(14,259)	(6,670)	—	(23,690)

During 2024, the Group made investments in several development projects, consisting of payroll expenses and other costs totaling Euros 23,797 thousand (Euros 28,478 thousand in 2023), for which the associated development expenditures met the requirements for capitalization.

Trademarks, industrial property and customer relationships includes trademarks for an amount of Euros 489 thousand (Euros 13,205 thousand in 2023), customer relationships totalling Euros 2,376 thousand (Euros 2,754 thousand in 2023) and industrial properties for an amount of Euros 0 thousand (Euros 3,431 thousand in 2023).

The total additions of internally developed intangibles (Development Costs and Software) were Euros 19,696 thousand (Euros 26,182 thousand in 2023) corresponds to the capitalization carried out by the Group in relation to the product development process, especially for the DC products under the names of Quasar, Supernova and Hypernova, AC products under the names of Pulsar, and MyWallbox software.

The average remaining amortization term for these assets is between 3 and 5 years.

Additions of computer software totaled Euros 2,689 thousand (Euros 3,413 thousand in 2023) due primarily to the implementation of new software applications. The patents and customer relationships category also include the registration of brands, logos, and design patents for different chargers, although there were no additions this 2024 (Euros 68 thousand in 2023).

The Group recognized impairment losses on non-current assets amounting to Euros 23,690 thousand during the year ended December 31, 2024. These losses correspond to Euros 2,761 thousand in software, Euros 14,259 thousand in trademarks, industrial property and customer relationships and Euros 6,670 thousand in development costs. For further details, please refer to Note 11.

The Group has items in use that were fully depreciated as of December 31, 2024 for an amount of Euros 2,555 thousand, as compared to Euros 880 thousand as of December 31, 2023.

At December 31, 2024, additions of intangible assets for which payment was still pending totaled Euros 1,191 thousand (Euros 1,952 thousand at December 31, 2023). The Group has no restrictions on the realizability of its intangible assets and no pledge exists on these assets as of December 31, 2024 and 2023.

At December 31, 2024, there are commitments for the acquisition of intangible assets for Euros 1,644 thousand (Euros 1,127 thousand at December 31, 2023).

b) Goodwill

The Goodwill breakdown by CGU as of December 31, 2024 and December 31, 2023 is as follows:

(In thousand Euros)	ARES	Coil	Nordics	Electromaps/ Software	Total
2024	4,424	3,297	—	3,457	11,178
2023	4,424	3,101	2,403	3,457	13,385

The change in the carrying amount of goodwill corresponds to the exchange differences from Coil business combination and the impairment recognized for Nordics CGU (Note 11).